CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 1,578	$ 1,364	$ 893
Accounts receivable, net of allowance	4,753	3,810	3,192
Unbilled services	1,013	1,197	1,016
Prepaid expenses and other current assets	555	431	448
Total current assets	7,899	6,802	5,549
Property and equipment, net	858	1,000	805
Other assets:
Intangible assets, net	343	446	614
Capitalized software development costs, net	303	393	301
Other assets	242	17	27
Total other assets	888	856	942
Total assets	9,645	8,658	7,296
Current liabilities:
Accounts payable	3,193	2,555	2,502
Deferred revenue and customer prepayments	1,912	1,423	584
Accrued interest - related party	81	111	111
Accrued compensation and benefits	943	848	520
Accrued liabilities	179	195	188
Current portion of capital lease obligations	173	185	31
Total current liabilities	6,481	5,317	4,336
Long-term liabilities:
Capital lease obligations, net of current portion	13	93	7
Note payable - related party	750	750	750
Total long-term liabilities	763	843	757
Total liabilities	7,244	6,160	5,093
Commitments and contingencies
Stockholders' equity:
Preferred stock, $.01 par value, 10,000 shares authorized and no shares issued outstanding	0	0	0
Common stock, $.01 par value, 35,000 shares authorized; 4,067 issued and outstanding	41	41	41
Additional paid-in capital	7,466	7,337	7,090
Accumulated deficit	(4,907)	(4,691)	(4,729)
Foreign currency adjustment	(199)	(189)	(199)
Total stockholders' equity	2,401	2,498	2,203
Total liabilities and stockholders' equity	9,645	8,658	7,296
Line of credit		$ 0	$ 400